Net fees and commissions income - Details of fees and commissions income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Fee and commission income [abstract]
Fees and commission received for brokerage	₩ 156,534		₩ 146,216	₩ 185,545
Credit-related fee and commission income	178,136		182,151	189,856
Fees and commission received for electronic finance	128,163		125,760	130,712
Fees and commission received on foreign exchange handling	57,335		55,993	56,812
Fees and commission received on foreign exchange	115,450		99,071	96,713
Fees and commission received for guarantee	104,301		88,580	85,340
Fees and commission received on credit card	638,573		640,918	594,897
Fees and commissions received on securities business	69,935		58,553	111,211
Fees and commission from trust management	252,732		266,197	266,447
Fees and commission received on credit information	10,733		10,768	10,190
Fees and commission received related to lease	892,126		698,463	572,563
Other fees	270,198		193,144	199,414
Total	₩ 2,874,216	$ 1,944,666	₩ 2,565,814	₩ 2,499,700